Cash flow adjustments and changes in operating assets and liabilities (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Adjustments And Changes In Operating Assets And Liabilities [Abstract]
Interest expense	$ 34,108,621	$ 29,272,826	$ 27,063,456
Interest and dividend income	(29,669)	(263,231)	(1,187,095)
Gain on sale of property, plant and equipment	(28,411)	1,517	(2,973)
Gain on sale of shares	0	0	(14,090)
Total	$ 34,050,541	$ 29,011,112	$ 25,859,298